Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	108,934,000	101,550,000
Number of equity instruments other than options, expected to vest within two years (in shares)	106,337,000	108,373,000
Number of equity instruments other than options, expected to vest within three years (in shares)	71,407,000	85,878,000
Number of equity instruments other than options, expected to vest within four years (in shares)	588,000	413,000
Number of equity instruments other than options, expected to vest over four years (in shares)	799,000	166,000
Number of equity instruments other than options, expected to vest (in shares)	288,065,000	296,380,000
Dilutive effect (in shares)	127,165,000	126,122,000